Label	Element	Value
FPA Queens Road Small Cap Value Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 17% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	17.00%
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of small capitalization (small cap) U.S. value companies. The Fund’s sub-adviser, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy. The sub-adviser’s strategy begins with a screening process that seeks to identify small cap companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market.

Under normal circumstances, the Fund will invest at least 80% of its net assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of small cap value companies. The Fund currently defines a small cap company as one whose market capitalization is no greater than the largest market capitalization of any company included in at least one of the following indices within the preceding 12-month period (while such company was included in the index): the Russell 2000 Index, MSCI US Small Cap Index, S&P 600 Index, or Bloomberg US 600 Index. The Fund currently defines a value company as a company that (i) is included in at least one value index (as defined by the Fund’s sub-adviser (the “Value Indices”), (ii) exhibits one or more valuation metrics (such as price-to-earnings ratio, price-to-book value ratio, price-to-cash flow ratio, price-to-sales ratio, enterprise value-to-EBIT, or enterprise value-to-EBITA, among others) that are lower than the average of an applicable equity market index, or (iii) exhibits characteristics that the sub-adviser determines, based on its proprietary valuation models, indicate the company’s shares are trading at a discount to the company’s intrinsic value. The Fund’s sub-adviser currently defines the Value Indices to include the following indices: Russell 2000 Value Index, Russell 2500 Value Index, Russell Midcap Value Index MSCI US Small Cap Value Index, MSCI USA Mid Cap Value Index, S&P 600 Value Index, S&P 400 Value Index, Bloomberg US 3000 Value Index, MSCI Canada Small Cap Value Index, and MSCI Canada Value Index.

The sub-adviser generally sells securities (i) when it believes they are trading for more than their intrinsic value, (ii) to generate tax losses to offset taxable gains, or (iii) if additional cash is needed to fund redemptions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	The Fund currently defines a small cap company as one whose market capitalization is no greater than the largest market capitalization of any company included in at least one of the following indices within the preceding 12-month period (while such company was included in the index): the Russell 2000 Index, MSCI US Small Cap Index, S&P 600 Index, or Bloomberg US 600 Index. The Fund currently defines a value company as a company that (i) is included in at least one value index (as defined by the Fund’s sub-adviser (the “Value Indices”), (ii) exhibits one or more valuation metrics (such as price-to-earnings ratio, price-to-book value ratio, price-to-cash flow ratio, price-to-sales ratio, enterprise value-to-EBIT, or enterprise value-to-EBITA, among others) that are lower than the average of an applicable equity market index, or (iii) exhibits characteristics that the sub-adviser determines, based on its proprietary valuation models, indicate the company’s shares are trading at a discount to the company’s intrinsic value.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermSlctnCritSmryTextBlock	The Fund’s sub-adviser currently defines the Value Indices to include the following indices: Russell 2000 Value Index, Russell 2500 Value Index, Russell Midcap Value Index MSCI US Small Cap Value Index, MSCI USA Mid Cap Value Index, S&P 600 Value Index, S&P 400 Value Index, Bloomberg US 3000 Value Index, MSCI Canada Small Cap Value Index, and MSCI Canada Value Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of small cap value companies.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The Fund is the successor of the FPA Queens Road Small Cap Value Fund, formerly a series of Bragg Capital Trust (the “Predecessor Fund”). The Fund acquired all of the assets and liabilities of the Predecessor Fund following the reorganization of the Predecessor Fund on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 28, 2023, reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 calendar year periods compare with those of the Russell 3000 Index, a broad-based market index, and the Russell 2000 Value Index, an additional index that provides a measure of the U.S. small cap value equity market. The past performance information shown below is for Investor Class shares of the Fund. Although Investor Class shares would have similar annual returns to the Fund’s other share classes (i.e., Advisor Class and Institutional Class shares) because all of the classes are invested in the same portfolio of securities, the returns for each class of shares will vary because of the different expenses paid by each class of shares, as described in the table labeled “Fees and Expenses of the Fund” above. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

To obtain updated monthly performance information, please visit the Fund’s website at https://fpa.com/funds or call (800) 982‑4372.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 calendar year periods compare with those of the Russell 3000 Index, a broad-based market index, and the Russell 2000 Value Index, an additional index that provides a measure of the U.S. small cap value equity market.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) 982‑4372
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://fpa.com/funds
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	In addition, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar-Year Total Return (before taxes) for Investor Class For each calendar year at NAV
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

The year-to-date return as of June 30, 2026, was 27.02%.

Investor Class

Highest Calendar Quarter Return at NAV
24.75
%
(Quarter ended 12/31/2020)
Lowest Calendar Quarter Return at NAV
(21.84
)%
(Quarter ended 03/31/2020)

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	27.02%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	24.75%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(21.84%)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2025)
FPA Queens Road Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risk is inherent in all investing and you could lose money by investing in the Fund.
FPA Queens Road Small Cap Value Fund | Risks Associated with Investing in Equities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risks Associated with Investing in Equities. Equity securities, generally common stocks, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities.

FPA Queens Road Small Cap Value Fund | Stock Market Volatility [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
FPA Queens Road Small Cap Value Fund | Small Cap Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small Cap Securities. The prices of securities of small capitalization companies generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group.

FPA Queens Road Small Cap Value Fund | Risks Associated with Value Investing [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

FPA Queens Road Small Cap Value Fund | Issuer-Specific Changes [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Issuer-Specific Changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The prices of, and income generated by, securities held by the Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. At times, the Fund may invest more significantly in a single issuer, which could increase the Fund’s volatility and the risk of loss arising from the factors described above.

FPA Queens Road Small Cap Value Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The sub-adviser’s skill in choosing appropriate investments for the Fund will determine, in part, the Fund’s ability to achieve its investment objective. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance. Moreover, there can be no assurance that all of the sub-adviser’s personnel will continue to be associated with the sub-adviser for any length of time. The loss of services of one or more key employees of the sub-adviser, including the Fund’s portfolio manager, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

FPA Queens Road Small Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

FPA Queens Road Small Cap Value Fund | Large Investor Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

FPA Queens Road Small Cap Value Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of May 31, 2026, 23.0% of the Fund’s assets were invested in the technology sector. Companies in the technology sector can be significantly affected by intense competition, consumer preferences, problems with product compatibility and government regulation.

FPA Queens Road Small Cap Value Fund | Recent Market Events [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

FPA Queens Road Small Cap Value Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, the sub-adviser and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

FPA Queens Road Small Cap Value Fund | Investor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.66%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.00%
Shareholder Service Fee	oef_Component1OtherExpensesOverAssets	0.22%
All Other Expenses	oef_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.95%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,166
FPA Queens Road Small Cap Value Fund | Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.66%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.00%
Shareholder Service Fee	oef_Component1OtherExpensesOverAssets	0.15%
All Other Expenses	oef_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.88%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,084
FPA Queens Road Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.66%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.00%
Shareholder Service Fee	oef_Component1OtherExpensesOverAssets	0.08%
All Other Expenses	oef_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.81%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,002
Russell 2000 Value Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.37%
Russell 3000 Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.53%
Investor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	15.59%
Annual Return [Percent]	oef_AnnlRtrPct	5.86%
Annual Return [Percent]	oef_AnnlRtrPct	(5.66%)
Annual Return [Percent]	oef_AnnlRtrPct	20.00%
Annual Return [Percent]	oef_AnnlRtrPct	13.62%
Annual Return [Percent]	oef_AnnlRtrPct	23.19%
Annual Return [Percent]	oef_AnnlRtrPct	(9.16%)
Annual Return [Percent]	oef_AnnlRtrPct	16.00%
Annual Return [Percent]	oef_AnnlRtrPct	10.76%
Annual Return [Percent]	oef_AnnlRtrPct	13.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct
Investor Class | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.23%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.47%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.93%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[2]
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.74%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.06%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.86%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[2]
Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.31%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.30%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.81%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[3]
Performance Inception Date	oef_PerfInceptionDate	Dec. 01, 2020	[3]
Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.49%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.43%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.94%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[3]
Performance Inception Date	oef_PerfInceptionDate	Dec. 01, 2020	[3]

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
[3]	Advisor Class and Institutional Class shares commenced operations on December 1, 2020.